Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Depreciation, depletion and amortization	$ 246,874	$ 211,242	$ 168,333
Capitalized interest cost	5,832	8,033	$ 1,792
Property, plant and equipment, net	3,156,000	3,402,770
Bahamas And Canada
Property Plant And Equipment [Line Items]
Property, plant and equipment, net	$ 58,937	$ 68,340